LEASES - Additional Information (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) Leases	Dec. 31, 2019 USD ($) Leases	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessor, weighted average remaining lease term		8 years 6 months 30 days	8 years 6 months 30 days
Operating lease, remaining lease term		13 years 2 months 4 days	13 years 8 months 12 days
Number of operating leases | Leases		1	1
Operating lease, discount rate	4.30%	4.30%	4.30%
Ground lease, expense	$ 63,000	$ 125,000	$ 250,000
Ground lease, payments	61,000	121,000	242,000
Future minimum rental payments, Year One	250,000	250,000	250,000
Future minimum rental payments, Year Two	250,000	250,000	250,000
Future minimum rental payments, Year Three	250,000	250,000	250,000
Future minimum rental payments, Year four	250,000	250,000	250,000
Future minimum rental payments, Year Five	250,000	250,000	250,000
Future minimum rental payments, thereafter	1,900,000	1,900,000	2,200,000
Future minimum rental payments, remainder of 2020	125,000	125,000
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability	2,500,000	2,500,000	2,600,000	$ 2,700,000
Operating lease, right-of-use asset	$ 2,500,000	$ 2,500,000	$ 2,600,000	$ 2,700,000